ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current provisions [abstract]
Non-current provisions, beginning of the year	$ 6,950
Non-current provisions, end of the year	768,517	$ 6,950
Legal claims and other matters
Non-current provisions [abstract]
Non-current provisions, beginning of the year	6,950	8,142
Translation differences	(39,757)	(1,290)
Acquisition of business (note 3)	799,938
Additions	3,112	2,757
Reversals	(329)	(1,079)
Uses	1,397	1,580
Non-current provisions, end of the year	768,517	6,950
Asset retirement obligation
Non-current provisions [abstract]
Non-current provisions, beginning of the year	18,301	18,273
Translation differences	853	(3,102)
Acquisition of business (note 3)	0
Additions	8,675	3,130
Reversals	0	0
Uses	0	0
Non-current provisions, end of the year	27,829	18,301
Current provisions [abstract]
Current provisions, beginning of the year	4,262	1,132
Translation differences	246	(276)
Acquisition of business (note 3)	0
Additions	443	4,031
Reversals	0	0
Uses	2,292	625
Current provisions, end of the year	2,659	4,262
Allowance for doubtful accounts
Current provisions [abstract]
Current provisions, beginning of the year	6,019	7,585
Translation differences	(504)	(656)
Acquisition of business (note 3)	10,822
Additions	1,365	2,574
Reversals	(680)	(2,286)
Uses	479	1,198
Current provisions, end of the year	16,543	6,019
Obsolescence allowance
Current provisions [abstract]
Current provisions, beginning of the year	33,433	32,445
Translation differences	(860)	(900)
Acquisition of business (note 3)	12,385
Additions	9,959	16,616
Reversals	(13,987)	(12,016)
Uses	4,733	2,712
Current provisions, end of the year	$ 36,197	$ 33,433